BORROWINGS - Supplemental information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit facilities [Line Items]
Beginning balance	$ 21,529
Net cash flows from financing activities	3,489	$ 2,143	$ (792)
Ending balance	24,850	21,529
Corporate borrowings
Credit facilities [Line Items]
Beginning balance	2,149	2,135
Net cash flows from financing activities	545	(3)
Non-cash Acquisitions	0	0
Non-cash Disposal	0	0
Non-cash, transfer to liabilities held-for-sale	0	0
Non-cash Other	(146)	17
Ending balance	2,548	2,149	2,135
Non-recourse borrowings
Credit facilities [Line Items]
Beginning balance	19,380	15,947
Net cash flows from financing activities	3,254	3,177
Non-cash Acquisitions	443	869
Non-cash Disposal	0	(646)
Non-cash, transfer to liabilities held-for-sale	(171)	0
Non-cash Other	(604)	33
Ending balance	22,302	19,380	$ 15,947
Net cash flow from financing activities related to tax equity	233	51
Non recourse borrowings acquired in asset acquisitions	$ 129	$ 358